Property, Plant and Equipment - Components of Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Abstract]
Land	$ 45	$ 42
Buildings	739	762
Machinery and equipment	4,012	4,173
Property, plant and equipment, gross	4,796	4,977
Accumulated depreciation	(4,220)	(4,369)
Total	$ 576	$ 608